UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS‑15G

ASSET‑BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

ONSLOW BAY FUNDING LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

X	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) February 7, 2019

Commission File Number of securitizer: 025-02419

Central Index Key Number of securitizer: 0001658638

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) [X]

    Rule 15Ga‑2 under the Exchange Act (17 CPR 240.15Ga‑2)

Central Index Key Number of depositor:

_________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC
(Securitizer)

Date:    February 7, 2019
/s/ Michael Fania
Name: Michael Fania
Title: Authorized Signatory